Commitments and Contingent Liabilities (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Participation payments (in Dollars)	$ 4,888
Percentage of sales	3.00%
Percentage of grant received	100.00%